CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012
Operating activities:
Net income	$ 102	$ 79	$ 176
Adjustments:
Depreciation and amortization	71	75	101
Share-based compensation	4	7	9
Debt issuance costs amortization	12	13	17
Accretion of long-term debt		35	35
Change in fair value of interest rate cap		4	5
Change in fair value of contingent consideration		(1)	(4)
Loss on early extinguishment of debt	3	16	18
Changes in assets and liabilities:
Merchandise inventories	(236)	(193)	(14)
Prepaid expenses and other	(11)	(8)	(7)
Accounts payable	72	85	38
Accrued interest	36	16
Accrued liabilities and other	(11)	2	5
Income taxes	(27)	(33)	(8)
Other long-term liabilities	1	2	10
Net cash provided by operating activities	16	99	413
Investing activities:
Additions to property and equipment	(85)	(84)	(109)
Net cash used in investing activities	(85)	(84)	(109)
Financing activities:
Issuance of senior notes due 2018	213
Repurchase of subordinated discount notes due 2016	(127)	(148)	(170)
Repayments on senior secured term loan facility	(209)	(50)	(50)
Repurchase of senior subordinated notes due 2016		(7)	(7)
Borrowings on asset-based revolving credit facility		102	145
Payments on asset-based revolving credit facility		(102)	(145)
Payment of debt issuance costs	(8)		(7)
Repurchase of Common Stock	(10)	(7)	(6)
Proceeds from stock options exercised	7	2	2
Payment of capital leases	(2)
Change in cash overdraft	(5)	(13)	(14)
Net cash used in financing activities	(141)	(223)	(252)
Net increase in cash and equivalents	(210)	(208)	52
Cash and equivalents at beginning of period	371	319	319
Cash and equivalents at end of period	161	111	371
Supplemental Cash Flow Information:
Cash paid for interest	138	123	201
Cash paid for income taxes	$ 85	$ 83	$ 86